Consolidated Statement of Shareholders' Equity (USD $)	Share capital	Contributed Surplus	Deficit During Exploration Stage	Total
Balance at Jun. 30, 2008	$ 52,032,205	$ 3,541,767	$ (13,477,772)	$ 42,096,200
Balance (in shares) at Jun. 30, 2008	57,886,620
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the year			(2,391,005)	(2,391,005)
Shares issued on private placement of common shares and warrants	4,824,985	175,015		5,000,000
Shares issued on private placement of common shares and warrants (in shares)	4,000,000
Share issue costs	(350,804)	(12,724)		(363,528)
Stock-based compensation		428,398		428,398
Shares issued on exercise of stock options	146,000			146,000
Shares issued on exercise of stock options (in shares)	200,000
Transfer from contributed surplus on exercise of options and warrants	101,260	(101,260)
Balance at Jun. 30, 2009	56,753,646	4,031,196	(15,868,777)	44,916,065
Balance (in shares) at Jun. 30, 2009	62,086,620
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the year			(4,126,614)	(4,126,614)
Share issue costs	(425,857)			(425,857)
Stock-based compensation		551,106		551,106
Shares issued on exercise of stock options	2,166			2,166
Shares issued on exercise of stock options (in shares)	3,333
Transfer from contributed surplus on exercise of options and warrants	492,555	(492,555)
Shares issued on exercise of warrants	2,884,167			2,884,167
Shares issued on exercise of warrants (in shares)	2,307,333
Shares issued on public offering	3,849,578			3,849,578
Shares issued on public offering (in shares)	3,613,300
Balance at Jun. 30, 2010	63,556,255	4,089,747	(19,995,391)	47,650,611
Balance (in shares) at Jun. 30, 2010	68,010,586
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the year			(2,973,798)	(2,973,798)
Share issue costs	(1,028,621)	(56,262)		(1,084,883)
Stock-based compensation		694,922		694,922
Shares issued on exercise of stock options	57,075			57,075
Shares issued on exercise of stock options (in shares)	79,500
Transfer from contributed surplus on exercise of options and warrants	27,338	(27,338)
Shares issued on exercise of warrants	18,000			18,000
Shares issued on exercise of warrants (in shares)	10,000
Shares issued on public offering	12,059,405	659,595		12,719,000
Shares issued on public offering (in shares)	9,085,000
Broker warrants issued on public offering	(146,081)	146,081
Balance at Jun. 30, 2011	$ 74,543,371	$ 5,506,745	$ (22,969,189)	$ 57,080,927
Balance (in shares) at Jun. 30, 2011	77,185,086